As filed with the Securities and Exchange Commission on September 7, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Report to Stockholders.

BUILDERS FIXED INCOME FUND, INC.

SEMI-ANNUAL REPORT TO SHAREHOLDERS

June 30, 2007

This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

July 9, 2007

Dear Shareholder,

As the Chairman of the Builders Fixed Income Fund, Inc. (the “Fund), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund’s ProLoan program also provides home mortgages to the buyers of newly constructed homes while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. (“CMM”), the Fund’s manager, actively participates in coordinating the origination and securitization of ProLoan home mortgages. We believe our hands-on approach leads to a substantial impact in our targeted mortgage markets.

We are pleased to present the Fund’s financial statements for the six months ended June 30, 2007. The Fund’s goal seeks to deliver quality core plus fixed income management to its investors. Principal Global Investors, the Fund’s previous subadvisor, managed the Fund’s investments and its ProLoan mortgage pipeline until April 27, 2007. We are pleased to announce the appointment of Richmond Capital as the Fund’s new subadvisor. Richmond brings a new level of skill in mortgage-backed securities and fixed income investment management in general provides the resources needed to effectively manage the Fund’s portfolio.

The Fund’s net asset value per share was $14.12 on June 30, 2007, compared to $14.36 on December 31, 2006. The Fund’s total net assets were $246,865,862 on June 30, 2007. The fixed income markets continue to pale in comparison to the equity markets in 2007. Sub-prime mortgages and inflation fears have caused much of this occurrence. The second half of 2007 could result in higher yields if rates stabilize.

At CMM, we are focusing our efforts on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the ProLoan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 77 ProLoan applications in the principal amount of $18,529,514 in the first six months of 2007.

The ProLoan program will continue its substantial progress in St. Louis, Missouri, Southern Illinois, and Milwaukee, Wisconsin.

We will strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the ProLoan program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.

Sincerely, John W. Stewart Chairman and President Builders Fixed Income Fund, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Statements and other information herein are dated and are subject to change. Current performance to the most recent month end may be obtained by calling 1-877-923-5626. The views expressed are those of the Chairman and President as of June 30, 2007 and are not intended as a forecast or as investment recommendations.

August 2, 2007

Dear Shareholder:

I want to thank you for the vote of confidence by engaging my firm, Richmond Capital Management, as the new investment subadvisor to the Builders Fixed Income Fund (the “Fund”). It is a privilege and an honor to be entrusted with your pension fund investments and we look forward to working with Capital Mortgage Management and the Fund’s Board of Trustees to achieve the Fund’s investment objectives.

Richmond Capital Management assumed its role as the Fund’s subadvisor on April 29, 2007. Based on our outlook of the U.S. economy and valuations of sectors within the fixed income market, we immediately implemented several tactical changes to the Fund’s portfolio management strategy. These included:

•
Reduction of Credit Risk: BBB-rated and speculative grade corporate bonds have produced outstanding total returns over the last year. However, given the economic uncertainty and current rich valuations, we believed it was prudent to reduce the Fund’s exposure to the sector.

•
Increased Exposure to Agency Mortgage-Backed Securities (MBS): Historically, Agency MBS have been a safe haven in times of slowing economic growth and current fundamental and technical factors remain attractive. We believe that yield spreads are generous considering high credit quality, reduced prepayment risk, and continued overseas demand by foreign central banks.

•
Broadened ProLoan Program: We increased the competitiveness of the ProLoan program by implementing a market-based approach to pricing which should stimulate construction of residential housing. Additionally, the Fund’s prospectus was modified to include job-creation investments in construction and permanent mortgages on multi-family real estate properties.

As of June 30, 2007, the Fund’s exposure to corporate bonds had been significantly reduced and the allocation to “out of index” speculative grade bonds had been cut in half. The Fund’s allocation to speculative grade bonds as of this date was 5%, compared to 11% at the end of the first quarter 2007. The 5% portfolio allocation is diversified among 51 different issuers and has an effective duration of 3.1 years. Additionally, the Fund’s exposure to the lowest rating category within the investment grade sector (i.e., BBB) was reduced from 18% at the end of the first quarter to 13% as of June 30, 2007. We also implemented a derivative strategy that further reduced the Fund’s exposure to BBB-rated

10800 Midlothian Turnpike, Suite 217 Richmond, Virginia 23235-0061 TEL: (804) 379-8280 FAX: (804) 379-9362
www.richmondcap.com

corporate bonds, effectively reducing the Fund’s total exposure to 9%. At the end of the quarter, the Fund’s total exposure to investment grade corporate bonds is modestly underweight the Lehman Aggregate Bond Index (the “Index”).

Investors who assumed credit risk by investing in BBB-rated and speculative grade bonds have been rewarded this year because lower-rated bonds have outperformed all others in fixed income markets. However, the credit market rally ended swiftly in June when the speculative grade corporate bond market underperformed U.S. Treasuries by 1.86%. Despite record breaking stock markets and continued positive fundamentals, technical conditions in the credit markets confirmed that an upgrade in portfolio quality was a prudent course of action.

During the quarter, we increased the Fund’s allocation to the mortgage sector from an underweight to an overweight relative to the Index ending the quarter at 41%. When considering the unfunded commitment to purchase MBS originated through the ProLoan program, the Fund’s total allocation to MBS was 48%. Historically, Agency MBS and AAA-rated private label MBS have proven to be a safe haven during time of economic uncertainty and unexpected systematic market events. However, the recent debacle in the subprime mortgage market and the significant losses realized in many prominent hedge funds created reverberations that were felt across the entire fixed income market. Yield spreads on all mortgage-related sectors, including Agency MBS, commercial MBS and asset-backed securities, widened in the second quarter and, consequently, lagged U.S. Treasuries in total return. We believe that the underperformance is short-lived and that the mortgage-related sectors will outperform U.S. Treasuries in the second half of the year.

During the past six months, the outstanding principal amount of the Fund’s ProLoan commitments increased from $ 9.1 million as of December 31, 2006 to $17 million as of June 30, 2007. For the one-year period ended June 30th, the Fund committed to buy $45 million MBS. This is an increase of over 50% above the amount purchased in calendar year 2006.

Interest rates shifted higher by roughly one-third of one percent across the maturity spectrum in the second quarter. At one point, before the final two weeks of the quarter, rates were one-half of one percent higher than at the quarter’s onset. Signs of economic resilience led bond investors to revise their expectations from an imminent ease by the Federal Reserve to a monetary policy that will be on hold for the remainder of the year. Additionally, behind the scenes, continued U.S. dollar weakness relative to other major currencies may have led foreign investors to diversify their holdings away from dollar-denominated U.S. Treasury securities.

10800 Midlothian Turnpike, Suite 217 Richmond, Virginia 23235-0061 TEL: (804) 379-8280 FAX: (804) 379-9362
www.richmondcap.com

As measured by the annualized Gross Domestic Product (GDP) growth rate for the first quarter, the U.S. economy slowed from its torrid pace of 5.6% of a year ago to an anemic rate of .7%. The housing-related component of GDP declined 15.8% and remains the main drag on economic growth for the remainder of the year. The outlook for housing remains gloomy. For example, the national inventory of unsold homes hit a new 15-year high in May, and the National Home Builder Association Index (which measures current sales, model foot traffic, and future sales) posted a 16-year low in June. On a positive note, the current housing correction has not as of yet been exhibited in consumer spending rates, which posted an increase of 4.2% in the first quarter. It is hard to fathom that the debt-ladened consumer will continued to spend without a moderating housing scenario or a material uptick in employment gains in the second half of the year.

In June, the yield on the 10-year U.S. Treasury increased, presenting a buying opportunity. Valuation measures proved attractive, such as the real yield on the 10-year Treasury Inflation Protected Security hitting a five year high. Inflation, as measured by both the Core CPI and Core PCE, actually declined during the quarter. We increased the Fund’s interest rate risk (i.e., effective duration) to 5.17 years compared to the Index’s effective duration of 4.70 years.

We will continue to seek to achieve the Fund’s investment objective over the next quarter and look forward to a long-term relationship with the shareholders of the Builders Fixed Income Fund.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities, mortgage-backed securities, and other asset-backed securities. This index is not available for investment and, therefore, does not incur expenses.

The views expressed are those of the investment subadvisor as of June 30, 2007 and are not intended as a forecast or as investment recommendations.

10800 Midlothian Turnpike, Suite 217 Richmond, Virginia 23235-0061 TEL: (804) 379-8280 FAX: (804) 379-9362
www.richmondcap.com

PERFORMANCE GRAPH

Builders Fixed Income Fund, Inc.
Value of $10,000 vs. Lipper Intermediate Investment Grade and
Lehman Brothers Aggregate Bond Indices
$17,400
$16,800
$16,200
$15,600
$15,000
$14,400
$13,800
$13,200
$12,600
$12,000
$11,400
$10,800
$10,200
$9,600
$17,107
$16,573
$15,783
Oct-97
Feb-98
Jun-98
Oct-98
Feb-99
Jun-99
Oct-99
Feb-00
Jun-00
Oct-00
Feb-01
Jun-01
Oct-01
Feb-02
Jun-02
Oct-02
Feb-03
Jun-03
Oct-03
Feb-04
Jun-04
Oct-04
Feb-05
Jun-05
Oct-05
Feb-06
Jun-06
Oct-06
Feb-07
Jun-07
Builders Fixed Income Fund, Inc.
Lipper Intermediate Investment Grade Index
Lehman Brothers Aggregate Bond Index

Total Returns for Periods Ending June 30, 2007	One Year	Five Years	Average Annualized Since Inception*
Builders Fixed Income Fund, Inc.	5.98%	4.05%	4.84%
Lehman Brothers Aggregate Bond Index +	6.12%	4.48%	5.72%
Lipper Intermediate Investment Grade Index ++	5.94%	4.56%	5.37%

*	The Fund commenced operations on October 31, 1997.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+
The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

++
The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

BUILDERS FIXED INCOME FUND, INC.
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,007.70	$1,019.47
Expenses Paid during Period*	$5.35	$5.38

*
Expenses are equal to the Fund’s annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) (to reflect the one-half year period).

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
ASSET BACKED SECURITIES - 10.9%
Ace Securities Corp.
5.570%, 07/25/2035 (a)(b)(d)	$346,777	$347,064
Adjustable Rate Mortgage Trust
5.089%, 11/25/2035 (a)	300,000	296,906
Ameriquest Mortgage Securities, Inc.
5.620%, 03/25/2035 (a)(b)(d)	104,886	105,014
5.550%, 07/25/2035 (a)(b)(d)	157,129	157,351
Banc of America Alternative Loan Trust
5.720%, 06/25/2046 (a)(b)	911,695	910,451
Bear Stearns Adjustable Rate Mortgage Trust
3.517%, 06/25/2034 (a)	270,000	264,796
5.080%, 08/25/2035 (a)	409,232	409,616
Bella Vista Mortgage Trust
5.570%, 05/20/2045 (a)(b)(d)	292,691	293,230
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	493,884
Carss Finance LP
5.600%, 01/15/2011 (a)(b)(c)	39,510	39,556
Chase Credit Card Master Trust
5.670%, 02/15/2011 (a)(b)(d)	750,000	754,018
Citibank Credit Card Master Trust I
5.650%, 03/10/2011 (b)(d)	475,000	477,148
Countrywide Alternative Loan Trust
5.740%, 12/25/2035 (a)(b)	622,874	624,576
5.490%, 06/25/2036 (a)(b)	950,000	952,227
Countrywide Asset-Backed Certificates
6.085%, 06/25/2021 (a)	400,000	401,226
7.020%, 04/25/2033 (a)(b)(d)	115,208	115,754
6.475%, 06/25/2033 (a)(b)(d)	713,799	714,477
5.393%, 04/25/2036 (a)	460,000	456,297
5.513%, 08/25/2036 (a)	385,000	382,899
Deutsche ALT-A Securities, Inc. Alternate Loan Turst
5.500%, 04/25/2036 (a)(b)(d)	1,075,000	1,077,079
First Horizon Asset Back Trust
5.450%, 10/25/2026 (a)(b)(d)	1,068,737	1,069,054
First NLC Trust
5.620%, 09/25/2035 (a)(b)(d)	400,057	400,595
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	366,165
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	600,000	599,174
5.805%, 10/25/2036 (a)	215,000	214,075
Great America Leasing Receivables
5.390%, 09/15/2011 (a)(c)	160,000	159,588
IMPAC CMB Trust
6.320%, 10/25/2033 (a)(b)	74,660	74,749
5.630%, 04/25/2035 (a)(b)(d)	163,898	164,104

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.2%
Banc of America Commercial Mortgage, Inc.
4.648%, 09/11/2036 (a)(d)	$1,000,000	$952,327
0.087%, 07/10/2043 (a)(d)	230,000	214,005
0.087%, 07/10/2043 (a)(c)(e)	33,188,694	415,622
4.857%, 07/10/2043 (a)(d)	1,290,000	1,216,307
5.334%, 09/10/2045 (a)(d)	570,000	565,877
Bear Stearns Commercial Mortgage Securities
0.653%, 05/11/2039 (c)(e)	2,625,423	44,076
3.236%, 02/11/2041 (a)(d)	125,340	122,697
5.468%, 06/11/2041 (a)(d)	575,000	565,446
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a)(d)	1,764,389	1,788,580
Citigroup Commercial Mortgage Trust
0.524%, 10/15/2049 (a)(e)	8,623,981	233,037
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.452%, 10/15/2048 (a)(e)	14,414,371	334,774
0.344%, 12/11/2049 (a)(e)	11,235,000	210,825
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a)(d)	1,428,497	1,481,886
4.049%, 10/15/2037 (a)(d)	1,100,000	1,069,625
5.035%, 05/10/2043 (a)(d)	250,000	236,228
0.049%, 12/10/2046 (e)	7,321,149	96,346
Credit Suisse Mortgage Capital Certificates
0.591%, 09/15/2039 (a)(c)(e)	9,760,000	286,700
0.064%, 12/15/2039 (a)(e)	2,407,320	43,320
0.673%, 12/15/2039 (a)(e)	11,110,000	377,073
CS First Boston Mortgage Securities Corp.
5.600%, 11/15/2020 (a)(b)(c)(d)	251,427	251,636
1.168%, 03/15/2036 (a)(c)(e)	2,134,623	60,732
0.460%, 05/15/2036 (a)(c)(e)	3,771,454	44,477
0.613%, 07/15/2036 (a)(c)(e)	4,219,196	80,253
0.149%, 11/15/2037 (a)(c)(e)	6,379,007	134,131
7.646%, 09/15/2041 (a)(d)	130,000	136,475
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a)(d)	625,000	613,646
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030 (a)(c)(d)	545,000	545,129
First Union National Bank Commercial Mortgage
8.087%, 05/17/2032 (a)(d)	250,000	266,342
GE Capital Commercial Mortgage Corp.
0.752%, 03/10/2040 (a)(c)(e)	5,358,473	97,026
4.978%, 05/10/2043 (a)(d)	1,265,000	1,200,925
5.512%, 11/10/2045 (a)(d)	1,200,000	1,167,920
GMAC Commercial Mortgage Securities, Inc.
0.986%, 03/10/2038 (a)(c)(e)	3,901,286	98,445
Greenwich Capital Commercial Funding Co.
0.472%, 06/10/2036 (a)(c)(e)	27,594,023	292,966
6.113%, 07/10/2038 (a)(d)	425,000	427,972

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
BAC Capital Trust XIII
5.760%, 12/31/2049 (a)(b)	$440,000	$432,219
Barclays Bank Plc
5.926%, 12/31/2049 (a)(c)	415,000	401,789
BOI Cap Funding No 2 LP
5.571%, 12/31/2049 (a)(c)	230,000	218,446
Capital One Bank
5.000%, 06/15/2009 (d)	440,000	436,814
Capital One Capital III
7.686%, 08/15/2036	110,000	113,623
Capital One Capital IV
6.745%, 02/17/2037 (a)	160,000	147,719
Chubb Corp.
6.375%, 03/29/2067 (a)	200,000	195,930
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	167,246
CIT Group, Inc.
5.585%, 04/27/2011 (b)(d)	2,000,000	1,990,554
5.610%, 02/13/2012 (b)(d)	250,000	248,247
6.100%, 03/15/2067 (a)	130,000	118,604
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	241,003
Commonwealth Bank of Australia
6.024%, 03/15/2049 (a)(c)	240,000	234,690
Countrywide Financial Corp.
5.630%, 12/19/2008 (b)(d)	290,000	290,172
6.250%, 05/15/2016	235,000	231,181
Endurance Specialty Holdings Ltd.
7.000%, 07/15/2034 (a)	295,000	288,850
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	472,781
Genworth Financial, Inc.
6.150%, 11/15/2066 (a)	285,000	270,596
Glitnir Banki HF
5.516%, 10/15/2008 (b)(c)	225,000	224,830
Goldman Sachs Group, Inc.
5.625%, 01/15/2017	170,000	163,225
Great West Life & Annuity Insurance Co.
7.153%, 05/16/2046 (a)(c)	215,000	220,541
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	143,264
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (a)	115,000	111,525
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	249,064
4.125%, 12/15/2008 (d)	200,000	196,470
4.125%, 11/16/2009	425,000	412,921
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	425,360

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value

Travelers Companies, Inc.
6.250%, 03/15/2037 (a)	$175,000	$168,466
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	637,330
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	220,000	228,835
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	265,495
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	218,682
Wells Fargo Capital X
5.950%, 12/15/2036 (a)	420,000	393,063
Willis North America, Inc.
6.200%, 03/28/2017 (a)	280,000	274,668
Woori Bank
6.125%, 05/03/2016 (a)(c)	240,000	241,354
		20,163,774
Industrial - 7.9%
Amerisourcebergen Corp.
5.625%, 09/15/2012 (a)	245,000	241,298
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	310,000	299,122
Apache Corp.
6.000%, 01/15/2037 (a)	90,000	86,109
Bae Systems Holdings, Inc.
6.400%, 12/15/2011 (a)(c)	360,000	370,680
5.200%, 08/15/2015 (a)(c)	365,000	349,259
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	200,332
BJ Services Co.
5.530%, 06/01/2008 (a)(b)(d)	500,000	500,548
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (a)(d)	725,000	713,396
Canadian Natural Resources Ltd.
5.700%, 05/15/2017 (a)	200,000	193,832
6.250%, 03/15/2038 (a)	200,000	189,861
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a)(c)	500,000	492,017
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	272,899
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	247,879
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	177,000
8.750%, 09/15/2013 (a)	155,000	177,087
Comcast Corp.
5.656%, 07/14/2009 (a)(b)	1,000,000	1,000,558
Coors Brewing Co.
6.375%, 05/15/2012 (a)	100,000	102,503

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
Occidental Petroleum Corp.
4.000%, 11/30/2007 (a)(d)	$250,000	$248,617
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	326,250
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	258,649
Potash Corp. of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	187,708
Premcor Refining Group, Inc.
9.500%, 02/01/2013 (a)	225,000	239,605
Qwest Corp.
7.875%, 09/01/2011 (a)	125,000	130,938
Reynolds American, Inc.
7.250%, 06/01/2013 (a)	200,000	208,599
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	475,670
6.375%, 03/01/2014 (a)	365,000	369,393
Safeway, Inc.
5.710%, 03/27/2009 (a)(b)	225,000	225,205
Smith International, Inc.
6.000%, 06/15/2016 (a)	160,000	158,631
Telefonos de Mexico SA de CV
4.500%, 11/19/2008 (a)	90,000	88,945
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	240,879
United Technologies Corp.
8.875%, 11/15/2019	1,200,000	1,497,641
Verizon Communications, Inc.
5.350%, 02/15/2011 (a)	70,000	69,645
Viacom, Inc.
5.710%, 06/16/2009 (b)	125,000	125,435
5.750%, 04/30/2011 (a)	155,000	154,907
Vodafone Group PLC
5.700%, 06/15/2011 (b)	290,000	291,697
Whirlpool Corp.
5.860%, 06/15/2009 (a)(b)	200,000	200,219
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	195,000	189,681
6.100%, 04/01/2036 (a)	245,000	230,628
		11,533,322
Real Estate Investment Trust - 1.1%
Avalonbay Communities, Inc.
5.500%, 01/15/2012 (a)	220,000	218,968
Brandywine Operating Partnership LP
5.625%, 12/15/2011 (a)	275,000	274,936
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	84,888
ERP Operating LP
5.500%, 10/01/2012 (a)	1,000,000	991,744

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
HRPT Properties Trust
5.960%, 03/16/2011 (a)(b)	$199,000	$199,255
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	89,600
4.600%, 06/15/2010 (a)	85,000	82,822
5.600%, 09/01/2011 (a)	270,000	270,126
5.750%, 05/01/2012 (a)	225,000	226,247
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	255,518
		2,694,104
Utilities - 2.8%
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	275,000	281,885
6.250%, 08/01/2016 (a)	240,000	241,470
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)(c)	160,000	158,191
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	138,401
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	171,618
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	119,268
Dominion Resources, Inc.
5.660%, 09/28/2007 (a)(b)(d)	290,000	290,083
El Paso Natural Gas Co.
5.950%, 04/15/2017 (a)(c)	100,000	97,361
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	85,000	83,133
5.950%, 06/01/2033 (a)	250,000	227,413
Entergy Gulf States, Inc.
6.110%, 12/08/2008 (a)(b)(c)	255,000	255,770
Enterprise Products Operating LP
4.000%, 10/15/2007 (a)	725,000	722,046
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	116,083
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017 (a)	300,000	294,113
6.500%, 02/01/2037 (a)	300,000	289,500
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (c)	105,000	102,579
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	243,448
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	246,430
Pacific Energy Partners LP / Pacific Energy Finance Corp
6.250%, 09/15/2015 (a)	285,000	280,406
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)	235,000	236,022
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	229,581

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	$220,000	$209,379
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	217,582
Southern Natural Gas Co.
5.900%, 04/01/2017 (a)(c)	175,000	170,138
Southern Union Co.
6.150%, 08/16/2008	170,000	170,865
Southern Co.
5.300%, 01/15/2012 (a)	175,000	173,025
Southwestern Electric Power Co.
5.550%, 01/15/2017 (a)	200,000	192,694
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	178,616	177,382
TransCapitalInvest Ltd.
5.670%, 03/05/2014 (c)	220,000	213,003
TXU Energy Co. LLC
6.125%, 03/15/2008 (a)	100,000	100,231
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	217,897
5.400%, 01/15/2016 (a)	240,000	231,888
		6,898,885
TOTAL CORPORATE BONDS - INVESTMENT GRADE (Cost $49,912,597)		$41,290,085

CORPORATE BONDS - SPECULATIVE GRADE - 4.6%
Financial Services - 0.1%
E*Trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	102,000
Leucadia National Corp.
7.125%, 03/15/2017 (a)(c)	100,000	97,500
Unum Group
5.859%, 05/15/2009	120,000	120,396
		319,896
Industrial - 4.0%
Ball Corp.
6.875%, 12/15/2012 (a)	175,000	175,875
Beazer Homes USA, Inc.
8.375%, 04/15/2012 (a)	100,000	95,000
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	109,375
Bombardier, Inc.
8.000%, 11/15/2014 (a)(c)	100,000	104,000
Case New Holland, Inc.
9.250%, 08/01/2011 (a)	525,000	552,930
Chesapeake Energy Corp.
7.750%, 01/15/2015 (a)	225,000	230,062
CSC Holdings, Inc.
7.875%, 12/15/2007 (a)	125,000	126,094
Dobson Cellular Systems, Inc.
8.375%, 11/01/2011 (a)	125,000	131,250

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
EchoStar DBS Corp.
6.625%, 10/01/2014 (a)	$200,000	$191,500
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	103,425
Flextronics International Ltd.
6.500%, 05/15/2013 (a)	250,000	236,875
Ford Motor Credit Co.
5.800%, 01/12/2009	220,000	215,424
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015 (a)	150,000	158,625
General Motors Acceptance Corp.
6.311%, 11/30/2007	175,000	174,596
6.875%, 09/15/2011	125,000	123,067
6.000%, 12/15/2011	215,000	204,596
Hanover Equipment Trust
8.750%, 09/01/2011 (a)	125,000	129,062
Harrahs Operating Company, Inc.
5.500%, 07/01/2010 (a)	155,000	150,258
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	418,125
Intelsat Corp.
6.375%, 01/15/2008 (a)	375,000	375,937
Intermec, Inc.
7.000%, 03/15/2008 (a)	200,000	201,000
K Hovnanian Enterprises, Inc.
10.500%, 10/01/2007 (a)	200,000	202,750
Levi Strauss & Co.
12.250%, 12/15/2012 (a)	125,000	135,937
Lyondell Chemical Co.
10.500%, 06/01/2013 (a)	125,000	135,625
Massey Energy Co.
6.875%, 12/15/2013 (a)	125,000	115,156
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	143,250
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	126,563
Newfield Exploration Co.
7.450%, 10/15/2007 (a)	375,000	377,344
6.625%, 09/01/2014 (a)	225,000	218,250
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	117,500
NXP BV / NXP Funding Llc
8.105%, 10/15/2013 (a)(b)	100,000	100,625
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	242,000	247,445
8.750%, 11/15/2012 (a)	225,000	235,688
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (a)	1,000,000	951,302
Qwest Communications International, Inc.
8.860%, 02/15/2009 (a)(b)	100,000	101,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	$250,000	$252,028
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	122,500
6.800%, 10/01/2016 (a)	360,000	347,400
Steel Dynamics, Inc.
6.750%, 04/01/2015 (a)(c)	100,000	98,500
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	136,658
Stone Energy Corp.
8.106%, 07/15/2010 (a)(b)(c)	125,000	125,625
Tenneco, Inc.
10.250%, 07/15/2013 (a)	375,000	405,000
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	294,263
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a)(c)	150,000	153,375
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	150,000	148,125
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	159,375
Vitro SA de CV
8.625%, 02/01/2012 (a)(c)	260,000	265,200
		9,924,060
Real Estate Investment Trust - 0.1%
American Real Estate Partners LP
8.125%, 06/01/2012 (a)	125,000	126,094
		126,094
Utilities - 0.4%
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	117,478
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	252,079
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	405,231
Southern Union Co.
7.200%, 11/01/2066 (a)	165,000	166,043
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	125,961	122,990
		1,063,821
TOTAL CORPORATE BONDS - SPECULATIVE GRADE (Cost $11,482,142)		$11,433,871

FOREIGN GOVERNMENT NOTE/BONDS - 0.3%
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	156,716
Mexico Government International Bond
6.055%, 01/13/2009 (b)	330,000	332,063
South Africa Government International Bond
6.500%, 06/02/2014	250,000	258,125
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $736,894)		$746,904

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
MORTGAGE BACKED SECURITIES - 40.9%
Fannie Mae Pool
Pool #879419, 5.715%, 02/01/2036 (b)	$231,850	$229,587
Pool #884084, 5.500%, 06/01/2036	1,915,033	1,848,225
Pool #909383, 5.500%, 02/01/2037	5,528,917	5,336,035
Pool #914427, 5.500%, 02/01/2037	3,177,464	3,065,127
Pool #915876, 6.000%, 04/01/2037	5,898,028	5,835,792
Pool #938751, 5.500%, 05/01/2037	7,991,827	7,709,284
Pool #918176, 6.000%, 05/01/2037 (d)	8,485,240	8,395,704
Pool #919372, 6.000%, 05/01/2037	4,252,853	4,207,977
Pool #939407, 6.000%, 06/01/2037	1,601,770	1,584,868
Federal Home Loan Mortgage Corp.
Pool #M80733, 5.500%, 03/01/2009	111,519	112,033
Pool #G12020, 6.500%, 06/01/2017	265,247	271,046
Pool #G12019, 6.000%, 07/01/2017	1,349,198	1,356,976
Pool #G12018, 5.500%, 04/01/2018	496,174	490,550
Pool #G12017, 5.000%, 01/01/2019	6,905,297	6,700,009
Pool #G01198, 7.000%, 11/01/2030	31,266	32,336
Pool #C01220, 6.500%, 09/01/2031	63,451	64,748
Pool #C01244, 6.500%, 10/01/2031	43,138	44,019
Pool #C01246, 7.000%, 10/01/2031	10,117	10,446
Pool #C01252, 6.500%, 11/01/2031	59,198	60,408
Pool #C01287, 6.500%, 01/01/2032	86,805	88,579
Pool #C70921, 6.000%, 09/01/2032	64,698	64,513
Pool #C01435, 6.000%, 12/01/2032	432,567	431,330
Pool #C01753, 5.000%, 01/01/2034	508,768	479,472
Pool #C01785, 5.000%, 02/01/2034 (d)	932,160	878,484
Pool #C01796, 5.000%, 03/01/2034	998,261	939,821
Pool #C01811, 5.000%, 04/01/2034	1,453,510	1,368,418
Pool #C01839, 5.000%, 05/01/2034	456,204	429,497
Pool #C01846, 5.000%, 06/01/2034	1,547,032	1,456,465
Pool #G08001, 5.000%, 07/01/2034 (d)	1,459,484	1,374,043
Pool #G08005, 5.500%, 08/01/2034	890,311	862,078
Pool #G08009, 5.000%, 09/01/2034 (d)	1,433,559	1,349,636
Pool #G08014, 5.000%, 10/01/2034 (d)	966,469	909,890
Pool #G08015, 5.500%, 10/01/2034	648,168	627,614
Pool #G08021, 5.500%, 11/01/2034	491,273	475,694
Pool #G08026, 5.000%, 12/01/2034	679,511	639,731
Pool #G08027, 5.500%, 12/01/2034	401,522	388,789
Pool #G08046, 5.500%, 03/01/2035	523,048	505,728
Pool #G08058, 5.500%, 05/01/2035 (d)	1,080,284	1,044,513
Pool #847533, 4.687%, 08/01/2035 (b)	245,229	241,213
Pool #1G0872, 5.018%, 09/01/2035 (b)	610,753	607,226
Pool #G08088, 6.500%, 10/01/2035	339,728	343,756
Pool #G08128, 5.500%, 05/01/2036	1,067,847	1,030,606
Pool #A51176, 6.000%, 08/01/2036	237,159	235,183
Pool #1G2604, 5.683%, 10/01/2036 (b)	1,814,960	1,805,382
Pool #G08161, 6.000%, 11/01/2036	973,234	965,122
Pool #C02660, 6.500%, 11/01/2036	551,526	557,543
Pool #1J0267, 5.572%, 02/01/2037 (b)	437,754	435,147

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
Federal National Mortgage Association
Pool #254366, 5.500%, 06/01/2009 (d)	$228,898	$229,677
Pool #699840, 5.000%, 04/01/2018	2,429,852	2,357,603
Pool #255635, 6.000%, 02/01/2025 (d)	770,360	771,359
Pool #504974, 6.500%, 07/01/2029	116,630	119,048
Pool #253436, 7.500%, 08/01/2030	12,582	13,145
Pool #253398, 8.000%, 08/01/2030	24,580	25,901
Pool #253437, 8.000%, 09/01/2030	46,127	48,607
Pool #253481, 8.000%, 10/01/2030	45,752	48,212
Pool #253516, 8.000%, 11/01/2030	85,014	89,585
Pool #253546, 7.500%, 12/01/2030	36,300	37,925
Pool #253547, 8.000%, 12/01/2030	84,916	89,482
Pool #253643, 7.500%, 02/01/2031	26,957	28,164
Pool #253672, 7.000%, 03/01/2031	51,938	53,882
Pool #253673, 7.500%, 03/01/2031	43,648	45,602
Pool #253711, 7.000%, 04/01/2031	82,334	85,360
Pool #253712, 7.500%, 04/01/2031	28,971	30,247
Pool #253795, 7.000%, 05/01/2031	95,489	98,999
Pool #253796, 7.500%, 05/01/2031	4,539	4,739
Pool #253842, 7.000%, 06/01/2031	87,250	90,457
Pool #253889, 6.500%, 07/01/2031	38,776	39,536
Pool #253907, 7.000%, 07/01/2031	134,993	139,955
Pool #253895, 7.000%, 08/01/2031	49,639	51,463
Pool #253949, 6.500%, 09/01/2031	29,311	29,885
Pool #253950, 7.000%, 09/01/2031	167,457	173,612
Pool #254007, 6.500%, 10/01/2031	24,202	24,676
Pool #254008, 7.000%, 10/01/2031	134,985	139,947
Pool #254050, 6.500%, 11/01/2031	21,449	21,869
Pool #254051, 7.000%, 11/01/2031	55,940	57,996
Pool #254092, 6.500%, 12/01/2031	75,436	76,914
Pool #254093, 7.000%, 12/01/2031	12,216	12,665
Pool #254147, 6.500%, 01/01/2032	108,594	110,723
Pool #254198, 6.000%, 02/01/2032	105,710	105,306
Pool #254199, 6.500%, 02/01/2032	11,643	11,871
Pool #254238, 6.000%, 03/01/2032	208,018	207,242
Pool #254263, 6.500%, 04/01/2032	146,419	149,035
Pool #254311, 6.500%, 05/01/2032	204,103	207,750
Pool #254346, 6.500%, 06/01/2032	57,974	59,010
Pool #254378, 6.500%, 07/01/2032	86,684	88,233
Pool #254406, 6.500%, 08/01/2032	263,005	267,704
Pool #254448, 6.500%, 09/01/2032	121,083	123,247
Pool #254549, 6.000%, 12/01/2032	194,023	193,154
Pool #254637, 5.500%, 02/01/2033	257,779	249,855
Pool #254638, 6.000%, 02/01/2033	53,042	52,804
Pool #254949, 5.000%, 11/01/2033	778,396	733,344
Pool #778961, 4.235%, 06/01/2034 (b)	279,191	274,120
Pool #786143, 4.339%, 07/01/2034 (b)	160,746	158,689
Pool #725866, 4.500%, 09/01/2034	5,165,513	4,707,358
Pool #735341, 4.306%, 12/01/2034 (b)	446,651	440,089
Pool #810063, 4.594%, 03/01/2035 (b)	478,414	471,996

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
Pool #831547, 6.000%, 05/01/2036	$163,737	$162,102
Pool #867481, 6.000%, 07/01/2036	401,214	397,208
Pool #897164, 6.500%, 08/01/2036	472,441	477,110
Pool #870926, 5.450%, 01/01/2037 (b)	430,162	427,696
Pool #922456, 5.510%, 01/01/2037 (b)	1,293,866	1,301,346
Pool #256554, 6.500%, 01/01/2037	1,598,056	1,613,848
Pool #1J0303, 5.626%, 02/01/2037 (b)	622,748	620,762
Pool #881326, 5.469%, 03/01/2037 (b)	349,831	349,356
Freddie Mac Gold Pool
Pool #G12640, 5.500%, 04/01/2022	2,969,911	2,925,409
Ginnie Mae I Pool
Pool #486590, 5.500%, 01/15/2035	2,736,013	2,658,841
Pool #550725, 6.000%, 11/15/2035	3,524,146	3,509,489
Pool #667444, 6.000%, 04/15/2037	2,699,102	2,685,709
Government National Mortgage Association
Pool #448335, 6.500%, 04/15/2031	197,213	201,371
Pool #003187, 6.000%, 01/20/2032	589,910	588,540
Pool #581950, 7.500%, 03/15/2032	12,967	13,567
Pool #781703, 5.000%, 02/15/2034	1,440,903	1,366,301
TOTAL MORTGAGE BACKED SECURITIES (Cost $102,724,783)		$100,837,340

U.S. GOVERNMENT AGENCY ISSUES - 0.1%
Federal Home Loan Mortgage Corporation
4.625%, 05/28/2013 (a)	280,000	268,293
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $273,500)		$268,293

U.S. TREASURY OBLIGATIONS - 8.8%
U.S. Treasury Bond
6.250%, 08/15/2023	5,200,000	5,775,661
6.250%, 05/15/2030	11,250,000	12,861,923
U.S. Treasury Inflation Indexed Bond
2.000%, 01/15/2014	3,075,463	2,956,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,089,288)		$21,594,115

PROLOAN PIPELINE - 6.8%
When-Issued Commitments		16,750,221
TOTAL PROLOAN PIPELINE (Cost $17,027,230)		$16,750,221

SHORT TERM INVESTMENTS - 3.8%
Commercial Paper - 3.0%
Progress Energy
5.38%, 07/12/2007	5,000,000	4,993,013
Viacom, Inc.
5.50%, 07/11/2007	2,500,000	2,495,400
		7,488,413
Investment Companies - 0.8%
Fidelity Institutional Money Market Portfolio	2,000,075	2,000,075

TOTAL SHORT TERM INVESTMENTS (Cost $9,488,488)		$9,488,488

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2007 (Unaudited)
Builders Fixed Income Fund, Inc.

Principal Amount	Value
Total Investments
(Cost $271,410,455) - 108.3%	$202,409,317
Liabilities in Excess of Other Assets - (8.3)%	44,456,545
TOTAL NET ASSETS - 100.0%	$246,865,862

Footnotes

Percentages are stated as a percent of net assets.

(a)	Callable by issuer.

(b)	Variable rate security. The rate listed is as of June 30, 2007.

(c)	Restricted security.

(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.

(e)
Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of prinicpal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Builders Fixed Income Fund, Inc.
Sector Breakdown
June 30, 2007 (Unaudited)

Percentage of
Total Investments
Asset-Backed Securities	21.34%
Corporate Bonds - Investment Grade	21.21%
Corporate Bonds - Speculative Grade	4.28%
Foreign Government Note/Bonds	0.28%
Mortgage-Backed Securities	37.71%
Proloan Pipeline	6.26%
Short-Term Investments	0.75%
U.S. Government Agency Issues	0.10%
U.S. Treasury Obligations	8.07%
Total	100.00%

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost $271,410,455)	$267,424,677
Receivables:
Fund shares sold	21,498
Interest	1,845,529
Paydowns	29,539
ProLoan extension fees	2,513
ProLoan origination fees	12,714
Swap premiums paid	67,809
Unrealized appreciation on swaps (Note 8)	136,850
Other assets	11,093
Total assets	$269,552,222

LIABILITIES
Payables:
Investment securities purchased	5,323,099
Investment securities purchased - when issued	17,027,230
Interest on securities sold short	7,293
Distribution to shareholders	63,899
ProLoan commitment fees (Note 2)	62,831
Due to manager (Note 3)	30,258
Due to distribution coordinator (Note 3)	20,334
Due to directors	1,713
Swap premiums received	66,134
Accrued expenses	83,569
Total liabilities	22,686,360

NET ASSETS	$246,865,862

Net asset value, offering and redemption price per share
($246,865,862/17,484,440 shares outstanding, unlimited number of shares
authorized without par value)	$14.12

COMPONENTS OF NET ASSETS
Paid-in capital	$256,122,932
Accumulated net investment loss	(539,957)
Accumulated net realized loss on investments	(4,864,904)
Net unrealized depreciation on investments	(3,852,209)
Net assets	$246,865,862

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest income	$7,232,196

Expenses:
Subadvisory fees	194,898
Management fees	184,856
Distribution fees	123,237
Fund accounting fees	80,730
Administration fees	51,722
Professional fees	36,646
Custody fees	28,621
Chief Compliance Officer fees (Note 3)	23,886
Insurance expense	13,478
Transfer agent fees	13,864
Miscellaneous	7,902
Director fees	4,741
Registration expense	110
Total Expense	764,691
Less: Expense reimbursement (Note 4)	(25,340)
Plus: Interest Expense	584,544
Net expenses	1,323,895
Net investment income	5,908,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,274,065)
Net unrealized depreciation on investments	(2,643,695)
Net realized and unrealized loss on investments	(3,917,760)

Net increase in net assets resulting from operations	1,990,541

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS at June 30, 2007

	Six Months Ended	Year Ended
	June 30, 2007 #	December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,908,301	$11,235,651
Net realized loss on investments	(1,274,065)	(1,381,443)
Net unrealized appreciation (depreciation) on investments	(2,643,695)	439,087
Net increase in net assets resulting from operations	1,990,541	10,293,295

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,160,668)	(11,712,678)
Tax return of capital	-	-
Total distributions to shareholders	(6,160,668)	(11,712,678)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	672,197	710,920
Net asset value of shares issued on reinvestment of distributions	5,745,899	10,993,450
Cost of shares redeemed	(3,380,579)	(3,598,313)
Net increase from capital share transactions	3,037,517	8,106,057

Total increase (decrease) in net assets	(1,132,610)	6,686,674

NET ASSETS
Beginning of period	247,998,472	241,311,798
End of period (including undistributed net
investment loss of ($539,957) and ($287,590), respectively)	$246,865,862	$247,998,472

CHANGE IN SHARES
Shares sold	46,732	49,991
Shares issued on reinvestment of distributions	401,115	770,701
Shares redeemed	(234,775)	(250,734)
Net increase	213,072	569,958

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

For a share outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
	June 30, 2007#		2006		2005		2004	2003	2002

Net asset value, beginning of period	$14.36		$14.45		$14.74		$14.80	$15.02	$14.48

Income from investment operations:
Net investment income	0.34		0.69		0.66		0.60	0.64	0.79
Net realized and unrealized gain (loss) on investments	(0.23)		(0.09)		(0.30)		(0.04)	(0.22)	0.54
Total from investment operations	0.11		0.60		0.36		0.56	0.42	1.33

Less distributions:
From net investment income	(0.35)		(0.69)		(0.63)		(0.62)	(0.64)	(0.79)
From realized gain	—		—		—		—	—	—
Tax return of capital distribution	—		—		(0.02)		—	—	—
Total distributions	(0.35)		(0.69)		(0.65)		(0.62)	(0.64)	(0.79)

Net asset value, end of period	$14.12		$14.36		$14.45		$14.74	$14.80	$15.02

Total return	0.77%	+	4.35%		2.51%		3.87%	2.88%	9.47%

Ratios/supplemental data:
Net assets at end of period (millions)	$246.9		$248.0		$241.3		$236.8	$259.4	$240.9

Ratio of expenses to average net assets:
After fees waived/expenses recouped - including interest expense	1.08%	++	1.16%	(1)	0.85%	(1)	—	—	—
Before fees waived/expenses recouped - including interest expense	1.10%	++	1.18%	(1)	0.87%	(1)	0.61%	—	—
Before fees waived/expenses recouped - without interest expense	0.62%	++	0.62%		0.62%		0.59%	0.58%	0.57%
After fees waived/expenses recouped - without interest expense	0.60%	++	0.60%		0.60%		0.59%	0.58%	0.58%

Ratio of net investment income to average net assets:
After fees waived/expenses recouped	4.80%	++	4.64%		4.40%		4.04%	4.32%	5.41%
Before fees waived/expenses recouped	4.78%	++	4.62%		4.37%		4.04%	4.32%	5.42%

Portfolio turnover rate	88.84%	+	164.94%		134.74%		138.45%	55.23%	85.82%

#	Unaudited.

+	Not annualized.

++	Annualized.

(1)	Includes interest expense of 0.48%, 0.56% and 0.25% of average net assets in 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

Builders Fixed Income Fund, Inc. (the “Corporation”) was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “non-diversified” series, the Builders Fixed Income Fund (the “Fund”). The authorized capital stock of the Fund consists of 17,484,440 shares of stock having no par value.

The Fund’s investment objective is to provide current income. It commenced operations on October 31, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

(a)	Investment Valuation

Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition shall be valued at amortized cost using the market value on the 61st day before maturity. Short term securities maturing in 60 days or less at acquisition date shall be valued at amortized cost. Short--term securities maturing in 60 days or less are valued at amortized cost.

ProLoan Mortgage Pipeline. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This “pipeline” of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as calculated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The fund accounting agent (“Fund Accountant”) of the Fund uses the following formula for determining the fair market value of the Fund’s ProLoan pipeline: The Fund Accountant calculates the weighted average interest rate of the mortgage commitments in the Fund’s pipeline, based on a pipeline summary provided by the Manager. The Fund Accountant next subtracts 0.50% from the average weighted interest rate and rounds the rate to the nearest 0.125% to determine the coupon rate for the pipeline. Based upon the readily available one- and three-month forward prices for a 30-year FNMA, the Fund Accountant interpolates each price to the nearest 0.125% to the coupon rate for the pipeline and then subtracts the spread between the one- and three-month forward prices and subtracts an additional 0.125%.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

When-Issued and Forward Commitments. The Fund commits to acquire mortgage-backed securities originated through the ProLoan program on a "when-issued" basis. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, cash or liquid securities equal to the value of the when-issued or forward commitment securities will be segregated by the Fund’s custodian and will be marked to market daily. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

Fair Valued Securities. The Subadviser, on behalf of the Fund, enters into swap agreements with various counterparties and purchases newly-issued fixed income securities for which market quotations temporarily are unavailable from a pricing service. Swaps, newly issued bonds, restricted securities and any other securities for which market quotations are unavailable from an independent pricing service are valued at a fair price determined by the Subadviser in good faith according to valuation procedures adopted by the Board of Directors. The Subadviser determines a “fair value” by obtaining prices from two independent broker-dealer firms and averaging the two prices, which average price is deemed the price of that security (or the price provided by one firm, if only one firm is available to provide a price for a security). If prices from broker-dealer firms or secondary market sources are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on the terms and underlying characteristics of such securities. The Subadviser is permitted to provide prices in respect of a security for which market quotations are unavailable only until such time as an independent pricing service begins supplying a price for that security and, thereafter, the security is valued at the price supplied by the pricing service.

(b)	Federal Income and Excise Taxes

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

(c)	Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

(d)	Security Transactions, Dividend and Interest Income and Expenses.

Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method.

(e)	Indemnification Obligations

Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

(f)	Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Other

Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Management Fee

The Fund has a Management Agreement with Capital Mortgage Management, Inc. (the “Manager”), to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund’s average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly. For the period ended June 30, 2007, the Manager was paid $184,856.

Subadviser Fee

The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC (the “Subadviser”). At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets. Effective April 30, 2007, the Manager has entered into an investment subadvisory agreement with Richmond Capital Management. The Fund will pay the new Subadvisor a monthly fee equal to an annual rate of 0.15% of its average daily net assets. For the period ended June 30, 2007, the Subadvisers were paid $194,898.

Officers and Directors

The officers and a director of the Fund are also officers and directors of the Manager, Distribution Coordinator or Administrator. Directors who are not “interested persons” of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings. An employee of Capital Mortgage Management, Inc. serves as the Fund’s Chief Compliance Officer (the “CCO”). The CCO receives no compensation from the Fund for his services; however, Capital Mortgage Management, Inc. was reimbursed $23,886 for the period ended June 30, 2007 for the services of the CCO.

Other Service Providers

U.S. Bank, N.A. serves as the Fund’s Custodian. U.S. Bancorp Fund Services, LLC serves the Fund’s Administrator. Unified Fund Services, Inc. serves as the Fund Accountant and Transfer Agent to the Fund. Unified Financial Securities, Inc. serves as the Fund’s Distributor.

NOTE 4 - DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the “Plan”). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund’s average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. For the period ended June 30, 2007, the Manager, in its capacity as Distribution Coordinator, was paid $123,237. The Distribution Coordinator has agreed to limit certain of the Fund’s total operating expenses to 0.60% per annum of the Fund’s average daily net assets through December 31, 2008. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the 0.60% expense limitation.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

As of June 30, 2007, the cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund is $140,813. The Distribution Coordinator may recapture a portion of this amount no later than the dates stated below:

December 31,
2008	2009	2010
$58,048	$57,425	$25,340

Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Effective September 1, 2002, the Distribution Coordinator has entered into an agreement with Principal Life Insurance Company (the “Service Provider”) in which the Service Provider, either directly or indirectly through an affiliate, desires to provide certain distribution and shareholder services to plan sponsors and certain participants in qualified pension or retirement plans in connection with their investment in the Fund. The Service Provider is an affiliate of the Subadviser. At the direction of the Distribution Coordinator, the Fund’s Administrator will pay the Service Provider a monthly fee equal to the average aggregate amount invested in each month in the Fund by plans whose plan participants receive services provided by the Service Provider at an annual rate of 0.10%.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the six months ended June 30, 2007, were as follows:

Purchases	$206,796,419
Sales	$215,448,773

The Fund purchased $51,814,775 and sold $71,689,539 in U.S. Government securities during the six months ended June 30, 2007.

NOTE 6 - REVERSE REPURCHASE AGREEMENTS

During the six months ended June 30, 2007, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund’s overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

The difference between the selling price and the repurchase price is accounted for as interest expense. At June 30, 2007, there were no outstanding reverse repurchase agreements for the Fund.

NOTE 7 - SHORT SALES

The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited.

At June 30, 2007, there were no short sale holdings for the Fund.

NOTE 8 - SWAP AGREEMENTS

In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. At June 30, 2007, the Fund had the following open swap agreements:

Counterparty	Notional Amount	Coupon	Maturity Date	Value	Unrealized Appreciation

Bank of America	$10,000.000	Fixed Rate .350%	06/20/2012	($9,949,768)	$46,950
Bank of America	8,000,000	3 Month USD-LIBOR -0 bps	06/12/2017	34,000	34,400
Wachovia Bank, N.A.	15,000,000	3 Month USD-LIBOR -0 bps	06/12/2012	55,500	55,500
					136,850

NOTE 9 - RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At June 30, 2007, the Fund held restricted securities representing 5.5% of net assets. The restricted securities held as of June 30, 2007 are identified below:

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

	Acquisition	Acquisition	Principal
Security	Date	Cost	Amount	Value
AXA SA	12/7/2006	$100,000	$110,000	$99,537
6.379%, 12/14/2049	5/15/2007	618,125	640,000	579,125
Bae Systems Holdings, Inc.
6.400%, 12/15/2011	3/17/2006	375,221	360,000	370,680
5.200%, 08/15/2015	8/3/2006	340,170	365,000	349,259
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	10/11/2006	159,622	160,000	158,191
Banc of America Commercial Mortgage, Inc.
0.087%, 07/10/2043	6/29/2005	403,767	33,188,694	415,622
Barclays Bank Plc
5.926%, 12/31/2049	9/21/2006	415,000	415,000	401,789
BOI Cap Funding No 2 LP
5.571%, 12/31/2049	1/20/2006	230,000	230,000	218,446
Bombardier, Inc.
8.000%, 11/15/2014	11/10/2006	100,000	100,000	104,000
Canadian Oil Sands Ltd.
4.800%, 08/10/2009	8/3/2004	499,560	500,000	492,017
Commonwealth Bank of Australia
6.024%, 03/15/2049	3/7/2006	240,000	240,000	234,690
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036	10/19/2006	168,803	170,000	169,112
Credit Suisse Mortgage Capital Certificates
0.591%, 09/15/2039	9/21/2006	320,060	9,760,000	286,700
CS First Boston Mortgage Securities Corp.
5.600%, 11/15/2020	2/10/2006	251,751	251,427	251,636
1.168%, 03/15/2036	2/23/2005	150,034	2,134,623	60,732
0.460%, 05/15/2036	6/2/2004	105,590	3,771,454	44,477
0.613%, 07/15/2036	8/11/2004	156,750	4,219,196	80,253
0.149%, 11/15/2037	12/16/2004	133,282	6,379,007	134,131
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030	3/11/2004	607,944	545,000	545,129
El Paso Natural Gas Co.
5.950%, 04/15/2017	3/29/2007	99,729	100,000	97,361
Entergy Gulf States, Inc.
6.110%, 12/08/2008	11/30/2005	255,000	255,000	255,770
Erac USA Finance Co.
5.605%, 04/30/2009	7/17/2006	475,451	475,000	476,472
GE Capital Commercial Mortgage Corp.
0.752%, 03/10/2040	4/8/2004	202,363	5,358,473	97,026
Glitnir Banki HF
5.516%, 10/15/2008	3/2/2006	224,300	225,000	224,830
GMAC Commercial Mortgage Securities, Inc.
0.986%, 03/10/2038	4/7/2004	202,211	3,901,286	98,445
Great America Leasing Receivables
5.390%, 09/15/2011	12/5/2006	159,958	160,000	159,588
Great West Life & Annuity Insurance Co.
7.153%, 05/16/2046	2/1/2007	227,292	215,000	220,541

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

Greenwich Capital Commercial Funding Co.
0.472%, 06/10/2036	4/29/2004	198,934	9,291,694	98,650
Greenwich Capital Commercial Funding Co.
0.472%, 06/10/2036	3/10/2005	351,850	18,302,328	194,316
JP Morgan Chase Commercial Mortgage Securities Corp.
0.726%, 10/12/2035	6/8/2006	118,658	2,985,037	106,524
1.275%, 01/12/2039	3/25/2004	245,736	3,696,030	118,650
0.199%, 01/15/2042	12/16/2004	116,110	6,702,791	120,657
Korea East-West Power Co., Ltd
4.875%, 04/21/2011	4/14/2004	103,873	105,000	102,579
KT Corp.
4.875%, 07/15/2015	7/11/2005	137,320	140,000	130,841
LB-UBS Commercial Mortgage Trust
7.092%, 06/15/2036	3/23/2006	1,066,992	1,000,000	1,043,830
0.121%, 07/15/2040	6/21/2005	350,062	15,436,138	339,827
1.118%, 03/15/2036	3/23/2004	147,248	2,326,577	65,789
0.687%, 08/15/2036	8/10/2004	128,250	3,290,410	61,353
Leucadia National Corp.
7.125%, 03/15/2017	3/1/2007	100,000	100,000	97,500
Lloyds TSB Group PLC
6.267%, 12/31/2049	11/6/2006	430,000	430,000	408,639
Mizuho JGB Investment LLC
9.870%, 12/31/2049	12/14/2006	159,633	150,000	155,965
Morgan Stanley Capital I
1.186%, 01/13/2041	3/25/2004	142,675	2,289,372	72,307
0.043%, 12/15/2043	12/14/2006	71,329	5,219,094	73,720
Oakmont Asset Trust
4.514%, 12/22/2008	10/13/2006	190,837	195,000	192,404
Rabobank Capital Funding Trust
5.254%, 12/29/2049	8/4/2006	282,297	300,000	281,398
SMFG Preferred Capital USD 1 Ltd.
6.078%, 01/29/2049	12/13/2006	325,000	325,000	314,278
Southern Natural Gas Co.
5.900%, 04/01/2017	3/14/2007	174,710	175,000	170,138
Steel Dynamics, Inc.
6.750%, 04/01/2015	3/28/2007	100,000	100,000	98,500
Stone Energy Corp.
8.106%, 07/15/2010	6/23/2006	124,688	125,000	125,625
Swiss Re Capital I LP
6.854%, 05/29/2049	10/16/2006	257,588	250,000	251,890
Tenaska Oklahoma
6.528%, 12/30/2014	11/19/2004	125,961	125,961	122,990
Tenaska Virginia Partners LP
6.119%, 03/30/2024	4/29/2004	178,616	178,616	177,382
Textron Financial Corp.
6.000%, 02/15/2067	2/1/2007	198,764	200,000	188,692
TransCapitalInvest Ltd.
5.670%, 03/05/2014	2/23/2007	220,000	220,000	213,003

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010	7/18/2006	152,438	150,000	153,375
Vitro SA de CV
8.625%, 02/01/2012	1/25/2007	84,157	85,000	86,700
8.625%, 02/01/2012	2/2/2007	91,791	90,000	91,800
8.625%, 02/01/2012	2/6/2007	86,955	85,000	86,700
Wachovia Bank Commercial Mortgage Trust
0.176%, 11/15/2035	11/22/2005	142,467	11,327,013	126,523
0.604%, 10/15/2041	1/20/2005	379,994	13,944,022	222,797
0.434%, 03/15/2042	3/18/2005	400,556	22,507,285	254,107
Washington Mutual Asset Securities Corp.
3.830%, 01/25/2035	2/3/2006	392,438	405,086	392,074
Woori Bank
6.125%, 05/03/2016	4/27/2006	239,736	240,000	241,354
				$13,608,436

NOTE 10 - INCOME TAX INFORMATION

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Amounts
Cost of investments for tax purposes	$301,397,202
Gross tax unrealized appreciation	2,350,087
Gross tax unrealized depreciation	(3,449,387)
Net tax unrealized depreciation on investments	(1,099,300)
Undistributed ordinary income	746,310
Capital loss carryforward	(3,540,512)
EOY Dividend Payable	(1,148,417)
Post-October loss	(45,024)

Because tax adjustments are calculated annually, the above table reflects the components of distributable earnings at the Fund’s previous fiscal year end.

The tax composition of dividends (other than return of capital dividends) were as follows:

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Ordinary income (total)	$6,160,668	$11,712,678
Net, long-term capital gains (total)	$0	$0

At December 31, 2006, the Fund had a net capital loss carry forward of $3,540,512 of which $1,502,077 expires in 2010 and $2,038,435 expires in 2014. At December 31, 2006, the Fund had deferred losses occurring subsequent to October 31, 2006 of $45,024. For tax purposes, this loss will be reflected in ordinary income in the year ending December 31, 2007.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited) - (Continued)

NOTE 11 - RECENT ACCOUNTING PRONOUNCEMENTS

In December, 2005, the Financial Accounting Standards Board (“FASB”) released Financial Accounting Standard Board Standard Board Statement No.157 Fair Value Measurements (“SFAS 157’). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results for operations.

BUILDERS FIXED INCOME FUND, INC.
General Information

Proxy Voting Procedures

The Subadviser votes proxies relating to portfolio securities, if any, in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Actual records of how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30, 2007 has been filed with the SEC on Form N-PX. The proxy voting record is available for shareholders, free of charge, by calling the Fund, as described above, or from the SEC’s web site.

Quarterly Form N-Q Portfolio Schedule and N-CSR

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates and on Form N-CSR at the end of the second and forth quarters within 75 days of the end of the quarter to which it relates. The Fund’s Form N-Q and Form N-CSR are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330. This information is also available to any shareholder of the Fund, free of charge, by calling 1-877-923-5626.

Manager
CAPITAL MORTGAGE MANAGEMENT, INC.
218 Henry Road
Manchester, Missouri 63011

Subadviser
RICHMOND CAPITAL MANAGEMENT, INC.
10800 Midlothian Turnpike, Suite 217
Richmond, VA 23235

Distributor
UNIFIED FINANCIAL SERVICES, INC
431 N. Pennsylvania St.
Indianapolis, IN 46206-1806

Custodian
U.S. BANK, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, IN 46206-6110
(877) 923-5626

Legal Counsel
THOMPSON COBURN LLP
One U.S. Bank Plaza
St. Louis, MO 63101

Independent Registered Public Accounting Firm
UHY LLP
15 Sunnen Drive
St. Louis, MO 63143

This report is intended for the shareholders of the Builders Fixed Income Fund, Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

1

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title) /s/ John W. Stewart
                                           John W. Stewart, President

Date September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John W. Stewart
                                           John W. Stewart, President and Treasurer

Date September 7, 2007

3